Offerings	Aug. 14, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.08 per share
Amount of Registration Fee	$ 0.00
Offering Note	The registrant is registering an indeterminate number of securities for offer and sale from time to time at indeterminate prices. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional number of securities that may be issued from time to time to prevent dilution as a result of a distribution, split, combination, or similar transaction. Securities registered hereunder may be sold separately, or together with other securities registered hereunder. Includes consideration to be received by the registrant, if applicable, for registered securities that are issuable upon exercise, conversion, or exchange of other registered securities.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants
Amount of Registration Fee	$ 0.00
Offering Note	The registrant is registering an indeterminate number of securities for offer and sale from time to time at indeterminate prices. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional number of securities that may be issued from time to time to prevent dilution as a result of a distribution, split, combination, or similar transaction. Securities registered hereunder may be sold separately, or together with other securities registered hereunder. Includes consideration to be received by the registrant, if applicable, for registered securities that are issuable upon exercise, conversion, or exchange of other registered securities.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Rights
Amount of Registration Fee	$ 0.00
Offering Note	The registrant is registering an indeterminate number of securities for offer and sale from time to time at indeterminate prices. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional number of securities that may be issued from time to time to prevent dilution as a result of a distribution, split, combination, or similar transaction. Securities registered hereunder may be sold separately, or together with other securities registered hereunder. Includes consideration to be received by the registrant, if applicable, for registered securities that are issuable upon exercise, conversion, or exchange of other registered securities.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Units
Amount of Registration Fee	$ 0.00
Offering Note	The registrant is registering an indeterminate number of securities for offer and sale from time to time at indeterminate prices. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional number of securities that may be issued from time to time to prevent dilution as a result of a distribution, split, combination, or similar transaction. Securities registered hereunder may be sold separately, or together with other securities registered hereunder. Includes consideration to be received by the registrant, if applicable, for registered securities that are issuable upon exercise, conversion, or exchange of other registered securities.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	-
Maximum Aggregate Offering Price	$ 290,000,000.00
Fee Rate	0.00153%
Amount of Registration Fee	$ 44,399.00
Offering Note	The registrant is registering an indeterminate number of securities for offer and sale from time to time at indeterminate prices. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional number of securities that may be issued from time to time to prevent dilution as a result of a distribution, split, combination, or similar transaction. Securities registered hereunder may be sold separately, or together with other securities registered hereunder. Includes consideration to be received by the registrant, if applicable, for registered securities that are issuable upon exercise, conversion, or exchange of other registered securities.

The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instructions to the Calculation of Filing Fee Tables and Related Disclosure (2)(A)(iii)(b) of Form F-3 under the Securities Act.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.08 per share
Amount of Registration Fee	$ 0.00
Offering Note	The registrant is registering an indeterminate number of securities for offer and sale from time to time at indeterminate prices. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional number of securities that may be issued from time to time to prevent dilution as a result of a distribution, split, combination, or similar transaction. Securities registered hereunder may be sold separately, or together with other securities registered hereunder. Includes consideration to be received by the registrant, if applicable, for registered securities that are issuable upon exercise, conversion, or exchange of other registered securities.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.
Offering: 7
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Other
Security Class Title	Warrants
Amount of Registration Fee	$ 0.00
Offering Note	The registrant is registering an indeterminate number of securities for offer and sale from time to time at indeterminate prices. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional number of securities that may be issued from time to time to prevent dilution as a result of a distribution, split, combination, or similar transaction. Securities registered hereunder may be sold separately, or together with other securities registered hereunder. Includes consideration to be received by the registrant, if applicable, for registered securities that are issuable upon exercise, conversion, or exchange of other registered securities.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.
Offering: 8
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Other
Security Class Title	Rights
Amount of Registration Fee	$ 0.00
Offering Note	The registrant is registering an indeterminate number of securities for offer and sale from time to time at indeterminate prices. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional number of securities that may be issued from time to time to prevent dilution as a result of a distribution, split, combination, or similar transaction. Securities registered hereunder may be sold separately, or together with other securities registered hereunder. Includes consideration to be received by the registrant, if applicable, for registered securities that are issuable upon exercise, conversion, or exchange of other registered securities.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.
Offering: 9
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Other
Security Class Title	Units
Amount of Registration Fee	$ 0.00
Offering Note	The registrant is registering an indeterminate number of securities for offer and sale from time to time at indeterminate prices. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional number of securities that may be issued from time to time to prevent dilution as a result of a distribution, split, combination, or similar transaction. Securities registered hereunder may be sold separately, or together with other securities registered hereunder. Includes consideration to be received by the registrant, if applicable, for registered securities that are issuable upon exercise, conversion, or exchange of other registered securities.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.
Offering: 10
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Other
Security Class Title	-
Maximum Aggregate Offering Price	$ 10,000,000.00
Amount of Registration Fee	$ 1,531.00
Offering Note	The Registrant’s initial filing of this Registration Statement on August 14, 2025 (File No.: 333-289600) (the “Original Form F-3”) registered such indeterminate number of securities with an aggregate offering price not to exceed $10,000,000, the registration fee of which was paid with the Original Form F-3 in the amount of $1,531.00, The Registrant is filing an amendment to the Original Form F-3 which registers such indeterminate number of Securities with an aggregate offering price not to exceed $300,000,000, of which the registration fee for $45,930.00 was not paid yet and is payable by the Registrant in the amount of $45,930.00. In accordance with Rule 457(p) under the Securities Act, the Registrant is using $1,531.00 of the unused filing fees to offset the filing fee payable in connection with this filing.